FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value settled amounts (Details) - At fair value [member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	R$ 40,671,678	R$ 35,999,928
Liabilities	10,454,820	2,436,072
Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	10,454,820	2,436,072
Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	10,454,820	2,436,072
Level 1
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	1,203,776
Level 2
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	16,046,835	17,697,740
Liabilities	10,454,820	2,436,072
Level 2 | Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	10,454,820	2,436,072
Level 2 | Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	10,454,820	2,436,072
Level 3
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	23,421,067	18,302,188
Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	17,250,611	17,697,740
Fair value through profit or loss | Level 1
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	1,203,776
Fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	16,046,835	17,697,740
Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	3,887,100	4,430,454
Fair value through profit or loss | Derivative financial instruments | Level 2
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	3,887,100	4,430,454
Fair value through profit or loss | Marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	13,363,511	13,267,286
Fair value through profit or loss | Marketable securities | Level 1
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	1,203,776
Fair value through profit or loss | Marketable securities | Level 2
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	12,159,735	13,267,286
Fair value through other comprehensive income
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	1,138,066	23,606
Fair value through other comprehensive income | Level 3
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	1,138,066	23,606
Fair value through other comprehensive income | Other investments member
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	1,138,066	23,606
Fair value through other comprehensive income | Other investments member | Level 3
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	1,138,066	23,606
Amortized cost
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	22,283,001	18,278,582
Amortized cost | Level 3
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	22,283,001	18,278,582
Amortized cost | Biological assets [domain]
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	22,283,001	18,278,582
Amortized cost | Biological assets [domain] | Level 3
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	R$ 22,283,001	R$ 18,278,582